Shareholder Report, Average Annual Return (Details) DFFR_DFA Diversified Fixed Income Portfolio_Institutional_TSR Annual {Institutional}	12 Months Ended	60 Months Ended	111 Months Ended
	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
Institutional
Average Annual Return [Line Items]
Line Graph and Table Measure Name	DFA Diversified Fixed Income Portfolio – Institutional
Average Annual Return, Percent	6.02%	1.04%	1.77%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	6.16%	(0.24%)	1.49%
Bloomberg U.S. Government Bond Index Intermediate [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Government Bond Index Intermediate
Average Annual Return, Percent	5.69%	0.53%	1.45%